Consolidating financial information (Tables)	12 Months Ended
Dec. 31, 2017
Consolidating financial information
Schedule of Consolidating financial information

Income statement

				Consolidation	RBSG
For the year ended 31 December 2017	RBSG plc	RBS plc	Subsidiaries	adjustments	Group
	£m	£m	£m	£m	£m
Net interest income	203	(26)	6,157	2,653	8,987
Non-interest income	1,390	909	(674)	2,521	4,146
Total income	1,593	883	5,483	5,174	13,133
Operating expenses	(122)	(1,601)	(3,946)	(4,732)	(10,401)
Impairment releases/(losses)	—	77	(370)	(200)	(493)
Operating profit/(loss) before tax	1,471	(641)	1,167	242	2,239
Tax (charge)/credit	(187)	168	(853)	48	(824)
Profit/(loss) from continuing operations	1,284	(473)	314	290	1,415
(Loss)/profit from discontinued operations, net of tax	—	(510)	—	510	—
Profit/(loss) for the year	1,284	(983)	314	800	1,415

Attributable to:
Non-controlling interests	—	—	5	30	35
Preference shareholders	234	—	—	—	234
Paid-in equity holders	390	—	—	4	394
Ordinary shareholders	660	(983)	309	766	752
	1,284	(983)	314	800	1,415

Statement of comprehensive income

				Consolidation	RBSG
For the year ended 31 December 2017	RBSG plc	RBS plc	Subsidiaries	adjustments	Group
	£m	£m	£m	£m	£m
Profit/(loss) for the year	1,284	(983)	314	800	1,415
Items that do not qualify for reclassification
Profit on remeasurement of retirement benefit schemes	—	4	86	—	90
Loss on fair value of credit in financial liabilities designated at
fair value through profit or loss due to own credit risk	—	(68)	(58)	—	(126)
Tax (charge)/credit	—	(18)	8	—	(10)
	—	(82)	36	—	(46)
Items that do qualify for reclassification
Available-for-sale financial assets	—	52	(341)	315	26
Cash flow hedges	(204)	(424)	(24)	(417)	(1,069)
Currency translation	—	(22)	10	112	100
Tax credit	38	93	20	105	256
	(166)	(301)	(335)	115	(687)
Other comprehensive (loss)/ income after tax	(166)	(383)	(299)	115	(733)
Total comprehensive income/(loss) for the year	1,118	(1,366)	15	915	682

Total comprehensive income/(loss) is attributable to:
Non-controlling interests	—	—	—	52	52
Preference shareholders	234	—	—	—	234
Paid-in equity holders	390	—	—	4	394
Ordinary shareholders	494	(1,366)	499	375	2
	1,118	(1,366)	499	431	682

Income statement

				Consolidation	RBSG
For the year ended 31 December 2016	RBSG plc	RBS plc	Subsidiaries	adjustments	Group
	£m	£m	£m	£m	£m
Net interest income	267	4	6,050	2,387	8,708
Non-interest income	(4,945)	1,066	(5,099)	12,860	3,882
Total income	(4,678)	1,070	951	15,247	12,590
Operating expenses	(738)	(3,864)	(5,911)	(5,681)	(16,194)
Impairment releases/(losses)	—	73	(4)	(547)	(478)
Operating (loss)/profit before tax	(5,416)	(2,721)	(4,964)	9,019	(4,082)
Tax credit/(charge)	7	(199)	(827)	(147)	(1,166)
(Loss)/profit from continuing operations	(5,409)	(2,920)	(5,791)	8,872	(5,248)
(Loss)/profit from discontinued operations, net of tax	—	(531)	—	531	—
(Loss)/profit for the year	(5,409)	(3,451)	(5,791)	9,403	(5,248)

Attributable to:
Non-controlling interests	—	—	5	5	10
Preference shareholders	260	23	—	(23)	260
Paid-in equity holders	235	—	—	9	244
Dividend access share	1,193	—	—	—	1,193
Ordinary shareholders	(7,097)	(3,474)	(5,796)	9,412	(6,955)
	(5,409)	(3,451)	(5,791)	9,403	(5,248)

Statement of comprehensive income

				Consolidation	RBSG
For the year ended 31 December 2016	RBSG plc	RBS plc	Subsidiaries	adjustments	Group
	£m	£m	£m	£m	£m
(Loss)/profit for the year	(5,409)	(3,451)	(5,791)	9,403	(5,248)
Items that do not qualify for reclassification
Profit/(loss) on remeasurement of retirement benefit schemes	—	63	(1,112)	—	(1,049)
Tax (charge)/credit	—	(21)	309	—	288
	—	42	(803)	—	(761)
Items that do qualify for reclassification
Available-for-sale financial assets	—	(61)	293	(326)	(94)
Cash flow hedges	189	(40)	1	615	765
Currency translation	—	(90)	709	644	1,263
Tax (charge)/credit	(35)	28	50	(149)	(106)
	154	(163)	1,053	784	1,828
Other comprehensive income/(loss) after tax	154	(121)	250	784	1,067
Total comprehensive (loss)/income for the year	(5,255)	(3,572)	(5,541)	10,187	(4,181)

Total comprehensive (loss)/income is attributable to:
Non-controlling interests	—	—	87	34	121
Preference shareholders	260	23	—	(23)	260
Paid-in equity holders	235	—	—	9	244
Dividend access share	1,193	—	—	—	1,193
Ordinary shareholders	(6,943)	(3,595)	(5,628)	10,167	(5,999)
	(5,255)	(3,572)	(5,541)	10,187	(4,181)

Income statement

				Consolidation	RBSG
For the year ended 31 December 2015	RBSG plc	RBS plc	Subsidiaries (1)	adjustments (2)	Group
	£m	£m	£m	£m	£m
Net interest income	401	(172)	6,988	1,550	8,767
Non-interest income	(2,239)	1,227	(448)	5,616	4,156
Total income	(1,838)	1,055	6,540	7,166	12,923
Operating expenses	38	(4,138)	(8,625)	(3,628)	(16,353)
Impairment (losses)/releases	(5)	258	314	160	727
Operating (loss)/profit before tax	(1,805)	(2,825)	(1,771)	3,698	(2,703)
Tax (charge)/credit	(177)	504	(552)	202	(23)
(Loss)/profit from continuing operations	(1,982)	(2,321)	(2,323)	3,900	(2,726)
Profit from discontinued operations, net of tax	—	1,290	16	235	1,541
(Loss)/profit for the year	(1,982)	(1,031)	(2,307)	4,135	(1,185)

Attributable to:
Non-controlling interests	—	—	2	407	409
Preference shareholders	297	44	—	(44)	297
Paid-in equity holders	79	—	—	9	88
Ordinary shareholders	(2,358)	(1,075)	(2,309)	3,763	(1,979)
	(1,982)	(1,031)	(2,307)	4,135	(1,185)

Statement of comprehensive income

				Consolidation	RBSG
For the year ended 31 December 2015	RBSG plc	RBS plc	Subsidiaries (1)	adjustments (2)	Group
	£m	£m	£m	£m	£m
(Loss)/profit for the year	(1,982)	(1,031)	(2,307)	4,135	(1,185)
Items that do not qualify for reclassification
Profit/(loss) on remeasurement of retirement benefit schemes	—	84	(157)	—	(73)
Tax (charge)/credit	—	(20)	326	—	306
	—	64	169	—	233
Items that do qualify for reclassification
Available-for-sale financial assets	—	77	(96)	63	44
Cash flow hedges	40	(546)	93	(287)	(700)
Currency translation	—	54	(206)	(1,029)	(1,181)
Tax (charge)/credit	(8)	45	(21)	92	108
	32	(370)	(230)	(1,161)	(1,729)
Other comprehensive income/(loss) after tax	32	(306)	(61)	(1,161)	(1,496)
Total comprehensive (loss)/income for the year	(1,950)	(1,337)	(2,368)	2,974	(2,681)

Total comprehensive (loss)/income is attributable to:
Non-controlling interests	—	—	(77)	447	370
Preference shareholders	297	44	—	(44)	297
Paid-in equity holders	79	—	—	9	88
Ordinary shareholders	(2,326)	(1,381)	(2,291)	2,562	(3,436)
	(1,950)	(1,337)	(2,368)	2,974	(2,681)

Notes:

(1)	The financial statements of CFG are incorporated on a line-by-line basis up to 3 August 2015 and was fully disposed of on 30 October 2015.
(2)	Includes adjustments to present CFG as a disposal group to the disposal date.

Balance sheet

At 31 December 2017	RBSG plc £m	RBS plc £m	Subsidiaries £m	Consolidation adjustments £m	RBSG Group £m
Assets
Cash and balances at central banks	—	93	36,707	61,537	98,337
Loans and advances to banks	14,503	18,814	7,647	(10,713)	30,251
Loans and advances to customers	10,480	45,658	203,988	89,793	349,919
Debt securities	104	27,334	8,317	43,178	78,933
Equity shares	3	50	244	153	450
Investments in Group undertakings	47,559	496	320	(48,375)	—
Settlement balances	—	1,640	938	(61)	2,517
Derivatives	163	162,005	3,101	(4,426)	160,843
Intangible assets	—	—	531	6,012	6,543
Property, plant and equipment	—	5	3,221	1,376	4,602
Deferred tax	—	165	1,361	214	1,740
Prepayments, accrued income and other assets	50	591	2,325	760	3,726
Assets of disposals groups	—	269,038	195	(269,038)	195
Total assets	72,862	525,889	268,895	(129,590)	738,056

Liabilities
Deposits by banks	—	18,304	(72,131)	100,725	46,898
Customer accounts	—	37,097	303,086	57,853	398,036
Debt securities in issue	9,202	12,362	1,137	7,858	30,559
Settlement balances	—	1,411	1,477	(44)	2,844
Short positions	—	26,207	2,552	(232)	28,527
Derivatives	284	155,098	3,289	(4,165)	154,506
Provisions for liabilities and charges	127	2,230	3,354	2,046	7,757
Accruals, deferred income and other liabilities	165	479	3,629	2,119	6,392
Retirement benefit liabilities	—	52	59	18	129
Deferred tax	146	100	443	(106)	583
Subordinated liabilities	7,977	—	(3,523)	8,268	12,722
Liabilities of disposal groups	—	228,027	10	(228,027)	10
Total liabilities	17,901	481,367	243,382	(53,687)	688,963

Non-controlling interests	—	—	131	632	763
Owners’ equity	54,961	44,522	25,382	(76,535)	48,330
Total equity	54,961	44,522	25,513	(75,903)	49,093
Total liabilities and equity	72,862	525,889	268,895	(129,590)	738,056

Balance sheet

At 31 December 2016	RBSG plc £m	RBS plc £m	Subsidiaries £m	Consolidation adjustments £m	RBSG Group £m
Assets
Cash and balances at central banks	—	70,615	3,635	—	74,250
Loans and advances to banks	28,867	39,018	129,665	(167,412)	30,138
Loans and advances to customers	97	160,191	218,966	(27,304)	351,950
Debt securities	398	67,669	16,041	(11,586)	72,522
Equity shares	—	298	1,342	(937)	703
Investments in Group undertakings	44,608	35,169	2,122	(81,899)	—
Settlement balances	—	4,707	1,647	(828)	5,526
Derivatives	373	251,476	6,312	(11,180)	246,981
Intangible assets	—	521	566	5,393	6,480
Property, plant and equipment	—	1,523	3,071	(4)	4,590
Deferred tax	—	272	1,660	(129)	1,803
Prepayments, accrued income and other assets	70	1,563	2,414	(347)	3,700
Assets of disposals groups	—	591	13	(591)	13
Total assets	74,413	633,613	387,454	(296,824)	798,656

Liabilities
Deposits by banks	944	139,288	50,930	(152,606)	38,556
Customer accounts	—	142,218	278,228	(39,478)	380,968
Debt securities in issue	6,832	18,881	3,934	(2,402)	27,245
Settlement balances	—	2,774	1,699	(828)	3,645
Short positions	—	17,590	4,591	(104)	22,077
Derivatives	260	240,898	6,497	(11,180)	236,475
Provisions for liabilities and charges	875	4,884	7,077	—	12,836
Accruals and other liabilities	73	3,269	3,785	(136)	6,991
Retirement benefit liabilities	—	65	293	5	363
Deferred tax	44	—	701	(83)	662
Subordinated liabilities	10,668	17,870	2,789	(11,908)	19,419
Liabilities of disposal groups	—	—	15	—	15
Total liabilities	19,696	587,737	360,539	(218,720)	749,252

Non-controlling interests	—	—	483	312	795
Owners’ equity	54,717	45,876	26,432	(78,416)	48,609
Total equity	54,717	45,876	26,915	(78,104)	49,404
Total liabilities and equity	74,413	633,613	387,454	(296,824)	798,656

Cash flow statement

For the year ended 31 December 2017	RBSG plc £m	RBS plc £m	Subsidiaries £m	Consolidation adjustments £m	RBSG Group £m
Net cash flows from operating activities	4,973	(74,357)	105,401	2,724	38,741
Net cash flows from investing activities	(2,078)	(2,077)	1,911	(4,238)	(6,482)
Net cash flows from financing activities	(3,831)	(9,668)	573	4,718	(8,208)
Effects of exchange rate changes on cash and cash equivalents	(14)	87	(1,102)	1,013	(16)
Net(decrease)/increase in cash and cash equivalents	(950)	(86,015)	106,783	4,217	24,035
Cash and cash equivalents at 1 January 2017	1,195	99,073	89,431	(91,129)	98,570
Cash and cash equivalents at 31 December 2017	245	13,058	196,214	(86,912)	122,605

For the year ended 31 December 2016	RBSG plc £m	RBS plc £m	Subsidiaries £m	Consolidation adjustments £m	RBSG Group £m
Net cash flows from operating activities	(3,026)	3,098	(6,228)	2,506	(3,650)
Net cash flows from investing activities	2,538	(4,495)	(1,962)	(440)	(4,359)
Net cash flows from financing activities	(1,445)	(13,459)	(2,042)	11,839	(5,107)
Effects of exchange rate changes on cash and cash equivalents	122	7,316	4,260	(3,604)	8,094
Net (decrease)/increase in cash and cash equivalents	(1,811)	(7,540)	(5,972)	10,301	(5,022)
Cash and cash equivalents at 1 January 2016	3,006	106,613	95,403	(101,430)	103,592
Cash and cash equivalents at 31 December 2016	1,195	99,073	89,431	(91,129)	98,570

For the year ended 31 December 2015	RBSG plc £m	RBS plc £m	Subsidiaries £m	Consolidation adjustments £m	RBSG Group £m
Net cash flows from operating activities	3,593	5,488	5,832	(13,995)	918
Net cash flows from investing activities	(183)	2,456	(7,941)	802	(4,866)
Net cash flows from financing activities	(1,518)	(3,276)	3,163	691	(940)
Effects of exchange rate changes on cash and cash equivalents	9	575	333	(341)	576
Net increase/(decrease) in cash and cash equivalents	1,901	5,243	1,387	(12,843)	(4,312)
Cash and cash equivalents at 1 January 2015	1,105	101,370	94,016	(88,587)	107,904
Cash and cash equivalents at 31 December 2015	3,006	106,613	95,403	(101,430)	103,592